Income Taxes - Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Income Taxes [Abstract]
Other tax pools	$ (20)	$ (7)
Equipment and leasehold improvements	8	17
Inventory and intangible assets	(8,093)	(1,502)
Recognized deferred income tax liabilities	(8,105)	(1,492)
Non-capital losses carried forward (expire from 2026 to 2039)	10,514	5,820
Other tax pools	1,373	1,797
Capital losses carried forward	194	148
Equipment and leasehold improvements	13	40
Financing costs	979	804
Less: unrecognized deffered income tax asset	(13,073)	(8,609)
Unrecognized deferred income tax liabilities	$ 0	$ 0